Business combinations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Business combinations
3.	Business combinations
Acquisition of Optima
On December 17, 2019, the Group acquired 100% of the voting shares of Optima Information Services, S.L.U (Sevilla), Optima Research & Development S.L.U. (Cadiz); Optima Gaming U.S. Ltd (Delaware), Optima BEG D.O.O
Belgrade
. Optima is a B2B software developer of OPTIMAMGS
™
, a
turn-key
online gaming and sports betting platform that integrates applications, engines and tools to serve operators. The acquisition of Optima extends Sportradar’s current Managed Betting Services (“MBS”) and enable the Group to offer a complete turnkey solution.
The Group paid a purchase price in cash of €11.3 million as consideration for the 100% interest in Optima at closing date. As part of the purchase agreement, a deferred consideration payable of €2.6 million was determined based on the working capital adjustment at year-end
of which €2.1 million was paid in October 2020 and the remaining €0.5 million will be paid in 2022. An additional deferred consideration was paid to the seller in 2 tranches. If certain milestones contracted in the purchase agreement are achieved, the seller will receive a fixed number of participation certificates of Sportradar Holding AG (respectively shares of the Group after the IPO) instead of the cash payment of €13.5 million.
During 2019, transaction costs of €615 were incurred and included in other operating expenses.
The fair values of the identifiable assets and liabilities of Optima as of the date of acquisition were:

in €‘000	December 17, 2019
Technology	5,692
Customer base	8,936
Other intangibles	566
Property and equipment	1,586
Trade receivables	1,623
Inventory	258
Other assets	390
Cash	2,417
Finance liabilities	(976)
Current liabilities	(2,462)
Non-current liabilities	(712)
Deferred tax liability, net	(3,874)

Net assets acquired	13,444

Goodwill	13,952

Consideration transferred	27,396

The goodwill mainly reflects synergy potential based on the ability to offer a complete turnkey solution and to deliver through the new platform structure additional products like Ads and Virtual Gaming. No goodwill is expected to be deductible for tax purposes.
The trade receivables acquired comprise gross contractual amounts due of €1,830, of which €207 are expected (according to the ECL model) to be uncollectible at the date of acquisition.
The Group recognized a financial liability for a deferred consideration in the amount of €13.5 million which included in other non-current
liabilities in the consolidated statements of financial position. This deferred consideration was paid to the seller in 2 tranches (fixed number of participation certificates of Sportradar Holding AG in 2021 and a cash payment of € 6.75 million in 2022).
The fair value measurement of tangible and intangible assets and liabilities were based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.
The cashflows arising from the acquisition of Optima in 2019 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(11,334)
Cash acquired with the subsidiary	2,417

(Included in cash flows from investing activities)	(8,917)
Transaction costs of the acquisition (included in cash flows from operating activities)	(615)

Net cashflow on acquisition of subsidiary	(9,532)

There are no profit or loss items from Optima included in the consolidated statements of profit or loss and other comprehensive income of Sportradar for the year ended December 31, 2019, as the acquisition was at the end of December 2019. If the acquisition had occurred on January 1, 2019, the consolidated revenue of the year ended

December 31, 2019 would have been €393.5 million and consolidated profit for the year ended December 31, 2019 would have been €12.3 million.
Acquisition of Fresh Eight Limited
On March 2, 2021, the Group acquired 100% of the voting interest in Fresh Eight Limited (“Fresh 8”), a UK based provider of a personalized messaging platform in the global betting and gaming market. The acquisition of Fresh 8 will extend Sportradar`s current Ad`s business unit.
The Group paid at closing a purchase price in cash of €11.6 million as consideration for the 100% interest in Fresh 8. As part of the purchase agreement, a deferred consideration payable of €0.5 million was determined based on the working capital adjustment at period end. An additional contingent consideration will be paid to the seller in three tranches. If certain milestones stipulated in the purchase agreement are achieved, the seller will receive up to €9.7 million as cash payments in 2022 and 2023 which will be considered as part of the total purchase consideration transferred. The fair value of the contingent consideration included in the total purchase price as of March 2, 2021 was €8.2 million. An additional €0.6 million of contingent consideration was determined to be remuneration and will be recognized over the earn-out
period.
Transaction costs of €439 were incurred and included in other operating expenses.
The fair values of the identifiable assets and liabilities of Fresh 8 as of the date of acquisition are as follows:

in €‘000	March 2, 2021
Customer base	4,863
Technology	3,402
Property and equipment	69
Trade receivables	377
Contract assets and other assets	176
Cash	152
Current liabilities	(327)
Deferred tax liability, net	(1,570)

Net assets acquired	7,142

Goodwill	13,168

Consideration transferred	20,310

The goodwill mainly reflects synergy potential based on the ability to improve US penetration of the Ads market and further strengthen the Group’s Ads business. Goodwill is not expected to be deductible for tax purposes.
The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparable.

The cashflows arising from the acquisition of Fresh 8 in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(12,063)
Cash acquired with the subsidiary	152

Net cash paid for acquisition (included in cash used in investing activities)	(11,911)
Transaction costs of the acquisition (included in cash from operating activities)	(439)

Net cash outflow on acquisition of subsidiary	(12,350)

Acquisition of Atrium Sports, Inc.
On May 6, 2021, the Group acquired 100% of the voting interest in Atrium Sports, Inc. (“Atrium”), a market leader in data and video analytics in the college and professional sports space. The acquisition complements and extends Sportradar’s
360-degree
product suite, as well as supports the company’s drive to deepen and broaden its relationships with key sports organizations globally.
The Group transferred cash of €183.0 million and issued 1,805 participation certificates of the Company in connection with the acquisition. The fair value of the 1,805 participation certificates was determined to be €22.4 million as of May 6, 2021 and was based on bids received from independent third parties in connection with a potential acquisition of the Company. The participation certificates are subject to certain non-market
performance vesting conditions and service vesting conditions. A portion of the participation certificates, amounting to €9.2 million, was determined to be part of the total purchase consideration and the remaining €13.2 million of the participation certificates was determined to be remuneration. The fair value of the participation certificates determined to be part of the total purchase consideration is recognized within other liabilities in the consolidated statement of financial position as this part is subject to certain re-purchase
provisions. This deposit liability will unwind at the respective vesting dates with a corresponding credit to additional paid-in
capital. As of December 31, 2021 €3.2 million was unwound and reclassified to additional paid-in
capital. The corresponding deposit liability amounts to €6.0 million as of December 31, 2021. The fair value of the participation certificates determined to be remuneration will be recognized as a share-based payment expense over the vesting period on a graded vesting basis. For the year ended December 31, 2021, the Group recognized share-based compensation expense of €7.0 million in the consolidated statements of profit or loss and other comprehensive income.
Transaction costs of €3.9 million were incurred and included in other operating expenses.

The fair values of the identifiable assets and liabilities of Atrium as of the date of acquisition are as follows:

in €‘000	May 6, 2021
Customer base	16,477
Brand	1,679
Technology	56,540
Property and equipment	3,537
Trade receivables	1,974
Contract assets and other assets	3,899
Cash	1,087
Current liabilities	(10,567)
Non-current liabilities	(1,253)
Deferred tax liability, net	(15,605)

Net assets acquired	57,768

Goodwill	134,451

Consideration transferred	192,219

The useful life for the acquired technology and customer base is estimated to be 10 years.
The trade receivables acquired comprise gross contractual amounts of €2,865, of which €891 are expected to be uncollectible at the date of acquisition.
The goodwill mainly reflects Atrium`s workforce and synergies to complement and extend Sportradar`s product suite and strategic growth. Goodwill is not expected to be deductible for tax purposes.
The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.
The cashflows arising from the acquisition of Atrium in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(183,043)
Cash acquired with the subsidiary	1,087

Net cash paid for acquisition (included in cash used in investing activities)	(181,956)
Transaction costs of the acquisition (included in cash from operating activities)	(3,900)

Net cash outflow on acquisition of subsidiary	(185,856)

Since the acquisition, the revenue, net loss before tax and net loss amounts included in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2021 are €19.1 million, €(15.5) million and €(15.2) million, respectively. If the acquisition had occurred on January 1, 2021, the pro forma consolidated revenue, net income before tax and net loss for year ended December 31, 2021 would have been €568.1 million, €1.2 million and €(9.8) million, respectively. This principally includes adjustments from the impact of the amortization of intangible assets and remuneration from the vesting of participation certificates.
Acquisition of Interact Sport Pty Ltd.
On June 9, 2021, the Group acquired 100% of the voting interest in Interact Sport Pty Ltd. for cash consideration of €4.7 million. As part of the purchase agreement, a deferred consideration payable of €0.4 million was determined to be withheld for the next 15 months as security for any possible claims. If certain milestones stipulated in the purchase agreement are achieved, the seller and key employees will receive up to €3.0 million in earn-out
compensation as cash payments in 2022, 2023 and 2024. The fair value of the cash payments will be recognized as remuneration over the earn-out
period. Interact Sport Pty Ltd. is an Australian based sports data and technology company with partnerships across a range of leading sporting organizations with a particular depth and expertise in cricket. The acquisition of Interact will expand Sportradar`s expertise in cricket.
Transaction costs of €154 were incurred and included in other operating expenses.
The fair values of the identifiable assets and liabilities of Interact as of the date of acquisition are as follows:

in €‘000	June 9, 2021
Customer base	793
Technology	966
Brand	73
Trade receivables	222
Contract assets and other assets	359
Cash	107
Current liabilities	(435)
Deferred tax liability, net	(550)

Net assets acquired	1,535

Goodwill	3,606

Consideration transferred	5,141

The fair value of tangible and intangible assets and liabilities was based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value measurement hierarchy. Level 3 fair market values were determined using a variety of information, including estimated future cash flows, appraisals and market comparables.
The cashflows arising from the acquisition of Interact in 2021 were as follows:

in €‘000
Cash consideration paid for acquisition of subsidiary	(4,671)
Cash acquired with the subsidiary	107

Net cash paid for acquisition (included in cash used in investing activities)	(4,564)
Transaction costs of the acquisition (included in cash from operating activities)	(154)

Net cash outflow on acquisition of subsidiary	(4,718)